Long-Term Equity Investments (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Long-Term Equity Investments

	June 30	December 31
(in thousands)	2022	2021
Common shares held	$60,103	$59,941
Warrants held	696	1,536

Total long-term equity investments	$60,799	$61,477
Common Shares Held

	Three Months Ended June 30, 2022

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Mar 31, 2022	Cost of Additions	Proceeds of Disposition	Fair Value Adjustment Gains (Losses) 1	Fair Value at Jun 30, 2022	Realized Gain on Disposal

Bear Creek	13,264	8.70%	$11,358	$-	$-	$(3,123)	$8,235	$-
Sabina	31,095	5.67%	34,476	2,633	-	(11,530)	25,579	-
Kutcho	18,640	14.97%	8,502	-	-	(4,162)	4,340	-
Other			37,008	-	-	(15,059)	21,949	-

Total			$91,344	$2,633	$-	$(33,874)	$60,103	$-

1)	Fair Value Gains (Losses) are reflected as a component of Other Comprehensive Income (“OCI”).

	Three Months Ended June 30, 2021

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Mar 31, 2021	Cost of Additions	Proceeds of Disposition	Fair Value Adjustment Gains (Losses) 1	Fair Value at Jun 30, 2021	Realized Gain on Disposal

Bear Creek	13,264	10.70%	$22,889	$-	$-	$(5,551)	$17,338	$-
Sabina	11,700	3.36%	16,841	-	-	(321)	16,520	-
Other			44,106	2,377	-	3,546	50,029	-

Total			$83,836	$2,377	$-	$(2,326)	$83,887	$-

1)	Fair Value Gains (Losses) are reflected as a component of OCI.

	Six Months Ended June 30, 2022

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2021	Cost of Additions	Proceeds of Disposition	Fair Value Adjustment Gains (Losses) 1	Fair Value at Jun 30, 2022	Realized Gain on Disposal

Bear Creek	13,264	8.70%	$12,764	$-	$-	$(4,529)	$8,235	$-

Sabina	31,095	5.67%	13,381	19,833	-	(7,635)	25,579	-

Kutcho	18,640	14.97%	-	11,721	-	(7,381)	4,340	-

Other			33,796	2,392	-	(14,239)	21,949	-

Total			$59,941	$33,946	$-	$(33,784)	$60,103	$-

1)	Fair Value Gains (Losses) are reflected as a component of OCI.

	Six Months Ended June 30, 2021

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2020	Cost of Additions	Proceeds of Disposition 1	Fair Value Adjustment Gains (Losses) 2	Fair Value at Jun 30, 2021	Realized Gain on Disposal

Bear Creek	13,264	10.70%	$32,609	$-	$-	$(15,271)	$17,338	$-

Sabina	11,700	3.36%	30,233	-	-	(13,713)	16,520	-

First Majestic	-	0.00%	95,984	-	(112,188)	16,204	-	60,530

Other			37,415	2,377	-	10,237	50,029	-

Total			$196,241	$2,377	$(112,188)	$(2,543)	$83,887	$60,530

1)	Disposals during 2021 were made in order to capitalize on the share appreciation resulting from the strong commodity price environment.
2)	Fair Value Gains (Losses) are reflected as a component of OCI.